Borrowings (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Borrowings
Short-term borrowings	¥ 30,000
Long-term borrowings, current portion	300
Total borrowings, current	30,300	$ 4,151
Long-term borrowings, non-current portion	414,180
Total borrowings, non-current	¥ 414,180	$ 56,742